MET INVESTORS SERIES TRUST

                    Cyclical Growth and Income ETF Portfolio
                          Cyclical Growth ETF Portfolio
                        (collectively, the "Portfolios")

                       SUPPLEMENT DATED AUGUST 25, 2008 TO
                        PROSPECTUSES DATED APRIL 28, 2008

     This Supplement is made as of August 25, 2008 to the Prospectuses of Met Investors Series Trust (the "Trust") dated April 28, 2008.

I.  Change in the Adviser

         Effective as of September 2, 2008 (the "Transition Date"), SSgA Funds Management, Inc. ("SSgA FM") became the adviser to the Portfolios. As adviser, SSgA FM is responsible for the day-to-day management of each Portfolio.

         As of the Transition Date, the Cyclical Growth and Income ETF Portfolio and Cyclical Growth ETF Portfolio are renamed the SSgA Growth and Income ETF Portfolio and SSgA Growth ETF Portfolio, respectively.

         In connection with the above changes, all references to the "Cyclical Growth and Income ETF Portfolio" and "Cyclical Growth ETF Portfolio" in the Trust's Prospectuses are replaced with "SSgA Growth and Income ETF Portfolio" and "SSgA Growth ETF Portfolio," respectively. In addition, all references in the Trust's Prospectuses to "Gallatin Asset Management, Inc." and "Gallatin" are replaced with "SSgA Funds Management, Inc." and "SSgA FM," respectively.

         Certain documents or information you may receive about a Portfolio may continue to reflect the former name until such time as updates are made.

                                  * * *

         Effective as of the Transition Date, the section
"Introduction--Understanding the Portfolios" is replaced in its entirety with the following:

Understanding the Portfolios

Each Portfolio was designed on established principles of asset allocation. Each Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("Underlying ETFs"), including, but not limited to, Standard and Poors Depository Receipts (SPDRs(R)) of the SPDR Trust, Series 1, series of the Select Sector SPDR Trust, SPDR Series Trust, SPDR Index Shares Funds, iShares(R) Trust, iShares(R), Inc., and Vanguard Index Participation Equity Receipts (VIPERs(R)) of the Vanguard(R) Index Funds, and Vanguard VIPERs(R) Series Trust(1). Each Underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index. Because the Portfolios invest in other investment companies rather than in individual securities, each Portfolio is considered a "fund of funds" and bears a proportionate share of the expenses charged by the Underlying ETFs in which it invests.

Each Portfolio has a different allocation among various asset classes (including large-, mid and small-capitalization domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). SSgA Funds Management, Inc. (the "Adviser"), establishes specific investment percentages for the asset classes and then selects the Underlying ETFs in which a Portfolio invests based on, among other things, the historical performance of each ETF and/or asset class, future risk/return expectations, and the Adviser's outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.

The Adviser may choose to achieve a targeted allocation to cash by entering into repurchase agreements, directly purchasing money market instruments, or purchasing ETFs that invest in cash securities. The Adviser may add new Underlying ETFs or replace existing Underlying ETFs at its discretion. The Adviser intends to invest the Portfolios' assets primarily in Underlying ETFs, but is not limited to these types of investments and may invest in other types of securities, including repurchase agreements, exchange-traded notes and other open-end investment companies, including high yield bond funds and money market funds.

The Adviser will regularly review each Portfolio's asset allocation among equities, fixed income and cash/cash equivalents including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. Generally, it is anticipated that changes among the asset classes will be within a range of plus or minus 5 percentage points per quarter; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.

Because each Portfolio invests in Underlying ETFs, you should look for information about these Underlying ETFs in the applicable Underlying ETF prospectuses.

The following chart describes the targeted allocations, as of September 2, 2008, among the range of equities, fixed income and cash/money market securities for the Portfolios. You should note that these percentages may not directly correspond to investment in the Underlying ETF since each Underlying ETF may contain various sub-sets of an asset class (e.g., large-cap and mid cap-equity securities).



------------------------------------------------------------------------ -------------------------- ------------------
                                                                          SSgA Growth and Income     SSgA Growth ETF
                              Asset Class                                           ETF
------------------------------------------------------------------------ -------------------------- ------------------
------------------------------------------------------------------------ -------------------------- ------------------
Equities                                                                            60%                    80%
--------                                                                            ---                    ---
------------------------------------------------------------------------ -------------------------- ------------------
------------------------------------------------------------------------ -------------------------- ------------------
    U.S. Large Cap                                                                  30%                    35%
------------------                                                                  ---                    ---
    U.S. Mid Cap                                                                    2%                     5%
----------------                                                                    --                     --
    U.S. Small Cap                                                                  3%                     5%
------------------                                                                  --                     --
    International Equity                                                            13%                    20%
------------------------                                                            ---                    ---
    International Small Cap                                                         2%                     3%
---------------------------                                                         --                     --
    Emerging Market Equity                                                          5%                     7%
---------------------------                                                         --                     --
    Real Estate Investment Trusts                                                   3%                     3%
---------------------------------                                                   --                     --
    International Real Estate Investment Trusts                                     2%                     2%
-----------------------------------------------                                     --                     --
------------------------------------------------------------------------ -------------------------- ------------------
------------------------------------------------------------------------ -------------------------- ------------------
Fixed Income                                                                        38%                    18%
-------------                                                                       ---                    ---
------------------------------------------------------------------------ -------------------------- ------------------
------------------------------------------------------------------------ -------------------------- ------------------
    U.S. Fixed Income                                                               23%                    10%
---------------------                                                               ---                    ---
    High Yield                                                                      10%                    5%
--------------                                                                      ---                    --
    Treasury Inflation-Protected Securities                                         5%                     3%
-------------------------------------------                                         --                     --
------------------------------------------------------------------------ -------------------------- ------------------
------------------------------------------------------------------------ -------------------------- ------------------
Cash/Cash Equivalents                                                               2%                     2%
---------------------                                                               --                     --
------------------------------------------------------------------------ -------------------------- ------------------

The target allocation of investments in the Underlying ETFs as of September 2, 2008 is set forth in the Investment Summary with respect to each Portfolio.

The actual allocation percentages of each Portfolio's investments as of the end of the prior quarter in the Underlying ETFs are generally available for the Portfolios at the following website--www.metlifeinvestors.com. Upon accessing the website, click on Clients Enter Here, then click on the Met Investors Series Trust icon and then click on the SSgA ETF Portfolios icon where you will find actual allocations for each of the Portfolios. This information is generally posted to the website on or about the first business day of the second month following the calendar quarter. The Trust may exclude any portion of this information from the posting when deemed in the best interest of the Trust. These postings generally remain until replaced by new postings as described above.

The Portfolios will invest new assets and reinvest dividends based on the Portfolio's target allocations at such time. However, each Portfolio's allocations could change substantially over time as the Underlying ETFs' asset values change due to market movements and portfolio management decisions.

The Adviser has broad discretion to allocate and reallocate the assets of each Portfolio among Underlying ETFs consistent with the Portfolio's investment objective and policies and target allocations. The Adviser may allocate or reallocate a portion of a Portfolio's assets into an Underlying ETF for which the Adviser serves as investment adviser or in the case of an Underlying ETF that is a unit investment trust for which State Street Bank and Trust Company ("SSB"), an affiliate of the Adviser, serves as trustee (collectively, "Affiliated Underlying ETFs"). The Adviser or SSB receives investment advisory fees or trustee fees from Affiliated Underlying ETFs, and therefore, on occasions where the Adviser allocates Portfolio assets to an Affiliated Underlying ETF, in addition to the advisory fee charged to the Portfolio for asset allocation services, the Portfolio will also indirectly pay the Adviser or SSB its proportionate share of the advisory fee or trustee fee charged to the Affiliated Underlying ETF. In this regard, the Adviser has an incentive to select and invest the Portfolios' assets in Affiliated Underlying ETFs. Also, the Adviser may believe that certain Affiliated Underlying ETFs could benefit from additional assets or could be harmed by redemptions. As a fiduciary, the Adviser is obligated to disregard these considerations and has adopted policies and procedures reasonably designed to ensure that Underlying ETFs are selected based on the investment objective and strategies of a Portfolio and without consideration of any benefit to the Adviser in connection with making such investments.

After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about each Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses.


(1) iShares(R) is a registered mark of Barclays Global Investors, N.A. ("BGI"). The Portfolios are not sponsored, endorsed, sold, or promoted by BGI. BGI makes no representations or warranties to the shareholders of the Portfolios or any member of the public regarding the advisability of investing in the Portfolios or the iShares Trust or iShares, Inc. BGI has no obligation or liability in connection with the operation, marketing, or trading of the Portfolios.
SPDRs(R) is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use by PDR Services LLC ("PDR") and the American Stock Exchange LLC
(AMEX) in connection with the listing and trading of SPDRs on the AMEX. The Portfolios are not sponsored, sold or endorsed by S&P, a division of The McGraw-Hill Companies, Inc., and S&P makes no representation regarding the advisability of investing in them. The Portfolios are not sponsored, endorsed, sold, or promoted by PDR. PDR makes no representations or warranties to the shareholders of the Portfolios or any member of the public regarding the advisability of investing in the Portfolios or the SPDRs. PDR has no obligation or liability in connection with the operation, marketing, or trading of the Portfolios. Vanguard(R) and VIPERs(R) are trademarks of The Vanguard Group, Inc. ("Vanguard"). The Portfolios are not sponsored, endorsed, sold, or promoted by Vanguard. Vanguard makes no representations or warranties to the shareholders of the Portfolios or any member of the public regarding the advisability of investing in the Portfolios or the VIPERs. Vanguard has no obligation or liability in connection with the operation, marketing, or trading of the Portfolios.

                                     * * *

         Effective as of the Transition Date, the discussion of the investment objective and principal investment strategy in the Investment Summary for the Cyclical Growth and Income ETF Portfolio is replaced in its entirety with the following:

Investment Objective:

Growth of capital and income.

Principal Investment Strategy:

To achieve this objective, the Portfolio invests at least 80% of its net assets in Underlying ETFs. The Portfolio is based on the asset allocation guidelines of the Adviser's Asset Allocation group's moderate model portfolio. The Portfolio is managed for total return and invests a significant portion of its assets in Underlying ETFs that invest in U.S. equity and fixed income securities. This model may be appropriate for investors with a moderate risk tolerance.

In an effort to achieve its investment objective and reduce portfolio volatility over an intermediate-term cycle, the Portfolio's equity investments may be allocated across a range of asset classes which can include, but are not limited to: large-, mid- and small-cap, REIT, and foreign developed and emerging market equity funds, with fixed income allocations to government, inflation protected government (both U.S. and foreign), investment-grade corporate and high-yield funds. The approximate percentage of the Portfolio's assets allocated to various types of equity and fixed income securities, as of September 2, 2008, is set forth above in "Understanding the Portfolios."

The Portfolio currently seeks to achieve capital growth through its investments in Underlying ETFs that invest primarily in large-cap equity securities and in stocks of foreign companies.

The Portfolio currently seeks to achieve current income through its investments in Underlying ETFs that invest primarily in domestic investment-grade fixed income securities.

As of September 2, 2008, the Portfolio currently plans to invest in the following Underlying ETFs and cash or cash equivalents at the approximate percentages indicated:


------------------------------------------------------------------------------------------------------- --------------
U.S. Large Cap                                                                                               30%
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SPDR(R) Trust, Series 1:  SPDR(R) S&P 500(R) ETF                                                             30%
------------------------------------------------
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U.S. Mid Cap                                                                                                  2%
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MidCap SPDR(R) Trust, Series 1:  SPDR(R) S&P MidCap 400 ETF                                                   2%
-----------------------------------------------------------
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U.S. Small Cap                                                                                                3%
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iShares(R) Trust:  iShares S&P SmallCap 600 Index Fund                                                        3%
------------------------------------------------------
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International Equity                                                                                         13%
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iShares(R) Trust:  iShares MSCI EAFE Index Fund                                                              12%
-----------------------------------------------
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iShares(R) Trust:  iShares MSCI Canada Index Fund                                                             1%
-------------------------------------------------
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International Small Cap                                                                                       2%
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SPDR(R) Index Shares Funds:  SPDR(R) S&P(R) International Small Cap ETF                                       2%
-----------------------------------------------------------------------
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Emerging Market Equity                                                                                        5%
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Vanguard(R) International Equity Index Funds:  Vanguard(R) Emerging Markets ETF                               5%
-------------------------------------------------------------------------------
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Real Estate Investment Trusts                                                                                 3%
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Vanguard(R) Specialized Funds:  Vanguard(R) REIT ETF                                                          3%
----------------------------------------------------
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International Real Estate Investment Trusts                                                                   2%
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SPDR(R) Index Shares Funds:  SPDR(R) DJ Wilshire International Real Estate ETF                                2%
------------------------------------------------------------------------------
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U.S. Fixed Income                                                                                            23%
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------------------------------------------------------------------------------------------------------- --------------
Vanguard(R) Bond Index Funds:  Vanguard(R) Total Bond Market ETF                                             23%
----------------------------------------------------------------
------------------------------------------------------------------------------------------------------- --------------
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High Yield                                                                                                   10%
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SPDR(R) Series Trust:  SPDR(R) Lehman High Yield Bond ETF                                                    10%
---------------------------------------------------------
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Treasury Inflation Protected Securities                                                                       5%
------------------------------------------------------------------------------------------------------- --------------
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iShares(R) Trust:  iShares Lehman TIPS Bond Fund                                                              5%
------------------------------------------------
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Cash/Cash Equivalents                                                                                         2%
------------------------------------------------------------------------------------------------------- --------------
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SPDR(R) Series Trust:  SPDR(R) Lehman 1-3 Month T-Bill ETF                                                    2%
----------------------------------------------------------
------------------------------------------------------------------------------------------------------- --------------

Model allocations are reviewed by the Adviser's Asset Allocation group at least monthly and will be adjusted as the market and economic outlook changes. Generally, any changes among asset classes will be within a range of plus or minus 5 percentage points per asset class per quarter; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change. Allocations are based not only on past asset class performance but more importantly on future risk/return expectations. For that reason, the percentage of the Portfolio's assets invested in a particular asset class or Underlying ETF at any given time may be different than the allocation model shown above. The Adviser reserves the right to replace Underlying ETFs or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.

Although the Portfolio currently invests primarily in Underlying ETFs, it may also invest in other types of securities, including open-end investment companies such as high yield bond funds and cash equivalents such as money market funds or repurchase agreements.

The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds.

                                   * * *

         Effective as of the Transition Date, the discussion of the investment objective and principal investment strategy in the Investment Summary for the Cyclical Growth ETF Portfolio is replaced in its entirety with the following:

Investment Objective:

Growth of capital.

Principal Investment Strategy:

To achieve this objective, the Portfolio invests at least 80% of its net assets in Underlying ETFs. The Portfolio is based on the asset allocation guidelines of the Adviser's Asset Allocation group's growth model portfolio. The Portfolio invests a significant portion of its assets in Underlying ETFs that invest primarily in the U.S. and international equity markets with moderate allocations to Underlying ETFs that invest primarily in fixed-income securities considered to reduce portfolio volatility in difficult market environments. This model may be appropriate for investors with average risk tolerance.

In an effort to achieve its investment objective and reduce portfolio volatility over an intermediate-term cycle, equity investments are allocated across a range of asset classes, which can include, but are not limited to: large-, mid- and small-cap, REIT, and foreign developed and emerging market securities. Moderate allocations to fixed income asset classes are considered at certain points in the market cycle and may include government, inflation protected government (both U.S. and foreign), investment-grade corporate and high-yield funds. The approximate percentage of the Portfolio's assets allocated to various types of equity and fixed income securities, as of September 2, 2008, is set forth above in "Understanding the Portfolios."

The Portfolio currently seeks to achieve capital growth through its investments in Underlying ETFs that invest primarily in large-cap equity securities and securities of foreign companies.

The Portfolio currently seeks to reduce portfolio volatility through its investments in Underlying ETFs that invest primarily in domestic investment-grade fixed income securities.


As of September 2, 2008, the Portfolio currently plans to invest in the following Underlying ETFs and cash or cash equivalents at the approximate percentages indicated:


------------------------------------------------------------------------------------------------------- --------------
U.S. Large Cap                                                                                               35%
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
SPDR(R) Trust, Series 1:  SPDR(R) S&P 500(R) ETF                                                             35%
------------------------------------------------
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
U.S. Mid Cap                                                                                                  5%
------------------------------------------------------------------------------------------------------- --------------
------------------------------------------------------------------------------------------------------- --------------
MidCap SPDR(R) Trust, Series 1:  SPDR(R) S&P MidCap 400 ETF                                                   5%
------------------------------------------------------------
------------------------------------------------------------------------------------------------------- --------------
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U.S. Small Cap                                                                                                5%
------------------------------------------------------------------------------------------------------- --------------
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iShares(R) Trust:  iShares S&P SmallCap 600 Index Fund                                                        5%
------------------------------------------------------
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International Equity                                                                                         20%
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iShares(R) Trust:  iShares MSCI EAFE Index Fund                                                              18%
-----------------------------------------------
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iShares(R) Trust:  iShares MSCI Canada Index Fund                                                             2%
-------------------------------------------------
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International Small Cap                                                                                       3%
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SPDR(R) Index Shares Funds:  SPDR(R) S&P(R) International Small Cap ETF                                       3%
-----------------------------------------------------------------------
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Emerging Market Equity                                                                                        7%
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Vanguard(R) International Equity Index Funds:  Vanguard(R) Emerging Markets ETF                               7%
-------------------------------------------------------------------------------
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Real Estate Investment Trusts                                                                                 3%
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Vanguard(R) Specialized Funds:  Vanguard(R) REIT ETF                                                          3%
----------------------------------------------------
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International Real Estate Investment Trusts                                                                   2%
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SPDR(R) Index Shares Funds:  SPDR(R) DJ Wilshire International Real Estate ETF                                2%
------------------------------------------------------------------------------
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U.S. Fixed Income                                                                                            10%
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Vanguard(R) Bond Index Funds:  Vanguard(R) Total Bond Market ETF                                             10%
----------------------------------------------------------------
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High Yield                                                                                                    5%
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SPDR(R) Series Trust:  SPDR(R) Lehman High Yield Bond ETF                                                     5%
---------------------------------------------------------
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Treasury Inflation Protected Securities                                                                       3%
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iShares(R) Trust:  iShares Lehman TIPS Bond Fund                                                              3%
------------------------------------------------
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Cash/Cash Equivalents                                                                                         2%
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SPDR(R) Series Trust:  SPDR(R) Lehman 1-3 Month T-Bill ETF                                                    2%
----------------------------------------------------------
------------------------------------------------------------------------------------------------------- --------------

Model allocations are reviewed by the Adviser's Asset Allocation group at least monthly and will be adjusted as the market and economic outlook changes. Generally, any changes among asset classes will be within a range of plus or minus 5 percentage points per asset class per quarter; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change. Allocations are based not only on past asset class performance but more importantly on future risk/return expectations. For that reason, the percentage of the Portfolio's assets invested in a particular asset class or Underlying ETF at any given time may be different than the allocation model shown above. The Adviser reserves the right to replace Underlying ETFs or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.

Although the Portfolio currently invests primarily in Underlying ETFs, it may also invest in other types of securities, including open-end investment companies such as high yield bond funds and cash equivalents such as money market funds or repurchase agreements.

The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds.

                                      * * *

         Effective as of the Transition Date, the Investment Summary for each ETF Portfolio is revised as follows:

     o The following sentences are added after the second sentence of the second paragraph under the heading "Past Performance:": "Effective September 2, 2008, SSgA Funds Management, Inc. became the Portfolio's Adviser. Investment performance prior to that date is attributable to the Portfolio's former investment adviser."

     o The cross-reference to information on Gallatin Asset Management, Inc.'s prior performance with comparable accounts is deleted in its entirety.

                                    * * *
         Effective as of the Transition Date, the discussion of the investment adviser and the portfolio managers to the ETF Portfolios in the "Management--The Adviser" section of the Prospectuses is replaced in its entirety with the following:

SSgA Funds Management, Inc. ("SSgA FM"), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900, is the investment adviser to each of the Portfolios. SSgA FM is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of June 30, 2008, SSgA FM had over $149 billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation. With over $1.8 trillion under management as of June 30, 2008, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

The Portfolios are managed by the SSgA Asset Allocation Team. Key professionals primarily involved in the day-to-day portfolio management for each of the Portfolios include Alistair Lowe and Daniel Farley, CFA.

     o Mr. Lowe is an Executive Vice President of SSgA, a Principal of SSgA FM and the Global Asset Allocation and Currency CIO, responsible for the management and development of asset allocation and currency strategies for institutional clients worldwide. Previously, Mr. Lowe was head of the Investor Solutions Group at SSgA, which specializes in tax-efficient indexing and efficient implementation of active equity strategies. He is a member of SSgA's Investment Committee and Executive Management Group. Mr. Lowe joined SSgA in 1996.

     o Mr. Farley is a Managing Director of SSgA, a Principal of SSgA FM and the Head of SSgA's US Asset Allocation Team. In this role, he is responsible for the firm's strategic/tactical asset allocation and exposure management clients in the U.S. He is also a senior portfolio manager, assisting clients in the development of strategic investment policy as well as managing tactical and static asset allocation portfolios. Prior to joining Global Asset Allocation, Mr. Farley led the investment team for the firm's Charitable Asset Management group. Mr. Farley joined SSgA in 1992.

                                    * * *

         Effective as of the Transition Date, the discussion of the prior performance of comparable accounts managed by Gallatin Asset Management, Inc. in the "Management--The Adviser" section of the Prospectuses is deleted in its entirety.

                                    * * *
         Effective as of the Transition Date, the second and third paragraphs in the "Management--Distribution Plans" section of the Prospectuses are deleted in their entirety.

II.  Change in Management Fees

        In connection with SSgA FM assuming responsibility for the day-to-day management of the Portfolios, Met Investors Advisory, LLC has agreed to reduce the management fee it charges to each Portfolio.

                                      * * *

         Effective as of the Transition Date, the "Fees and Expenses:" section in the Investment Summary for Cyclical Growth and Income ETF Portfolio is replaced in its entirety with the following:

Fees and Expenses:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the fiscal year ended December 31, 2007, as adjusted to assume that current contractual fees and expenses were in effect for all of 2007, and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts but do reflect fees and expenses of the Underlying ETFs. See the Contract prospectus for a description of those fees, expenses and charges. If such expenses were reflected in the Example, the expense amounts indicated would be higher.


Shareholder Transaction Expenses (fees paid directly from your investment)--None



Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

  ------------------------------------------------------------- ----------------- ---------------- -----------------
                                                                    Class A           Class B          Class E
  ------------------------------------------------------------- ----------------- ---------------- -----------------
  ------------------------------------------------------------- ----------------- ---------------- -----------------
  Management Fees*                                                   0.33%             0.33%            0.33%
  ------------------------------------------------------------- ----------------- ---------------- -----------------
  ------------------------------------------------------------- ----------------- ---------------- -----------------
  Distribution and/or Service (12b-1) Fees                            None             0.25%            0.15%
  ------------------------------------------------------------- ----------------- ---------------- -----------------
  ------------------------------------------------------------- ----------------- ---------------- -----------------
  Other Expenses                                                     0.10%             0.09%            0.09%
  ------------------------------------------------------------- ----------------- ---------------- -----------------
  ------------------------------------------------------------- ----------------- ---------------- -----------------
  Acquired Fund Fees and Expenses (Indirect
     Expenses of Underlying ETFs and
     Other Investment Companies)**                                   0.20%             0.20%            0.20%
  ------------------------------------------------------------- ----------------- ---------------- -----------------
  ------------------------------------------------------------- ----------------- ---------------- -----------------
  Total Annual Portfolio Operating Expenses
     and Acquired Fund Fees and Expenses***                          0.63%             0.87%            0.77%
  ------------------------------------------------------------- ----------------- ---------------- -----------------

* Beginning September 2, 2008, Met Investors Advisory, LLC (the "Manager") has agreed to contractually waive a portion of its management fee through April 30, 2009. Including the contractual fee waiver, the current management fee is 0.30%.

** As an investor in an ETF or other investment company, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying ETF or other investment company. The estimated expenses of the Underlying ETFs and other investment companies are based upon the weighted average of the total operating expenses of the Underlying ETFs or other investment companies for the most recent fiscal-year end according to such Underlying ETFs' and other investment companies' allocation targets in place as of September 2, 2008.

*** The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total direct Annual Portfolio Operating Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 0.55%, 0.80% and 0.70%, respectively, for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager under the Expense Limitation Agreement may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Investors may be able to realize lower aggregate expenses by investing directly in the retail Underlying ETFs instead of the Portfolio, however, the Underlying ETFs are not available as investment options under the Contracts and you would not have the potential to benefit from the allocation services of the Adviser.

                                      * * *

         Effective as of the Transition Date, the "Example of Portfolio Expenses" in the Investment Summary for Cyclical Growth and Income ETF Portfolio is replaced in its entirety with the following:



Example of Portfolio Expenses

               ------------------------- ------------------------- ------------------------- ------------------------
                                                 Class A                   Class B                   Class E
               ------------------------- ------------------------- ------------------------- ------------------------
               ------------------------- ------------------------- ------------------------- ------------------------
                        1 Year                     $65                       $89                       $79
               ------------------------- ------------------------- ------------------------- ------------------------
               ------------------------- ------------------------- ------------------------- ------------------------
                       3 Years                     $202                      $279                     $247
               ------------------------- ------------------------- ------------------------- ------------------------
               ------------------------- ------------------------- ------------------------- ------------------------
                       5 Years                     $352                      $484                     $429
               ------------------------- ------------------------- ------------------------- ------------------------
               ------------------------- ------------------------- ------------------------- ------------------------
                       10 Years                    $788                     $1,076                    $957
               ------------------------- ------------------------- ------------------------- ------------------------

                                                                 * * *

         Effective as of the Transition Date, the "Fees and Expenses:" section in the Investment Summary for Cyclical Growth ETF Portfolio is replaced in its entirety with the following:

Fees and Expenses:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the fiscal year ended December 31, 2007, as adjusted to assume that current contractual fees and expenses were in effect for all of 2007, and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts but do reflect fees and expenses of the Underlying ETFs. See the Contract prospectus for a description of those fees, expenses and charges. If such expenses were reflected in the Example, the expense amounts indicated would be higher.



Shareholder Transaction Expenses (fees paid directly from your investment)--None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

  ------------------------------------------------------------- ----------------- ---------------- -----------------
                                                                    Class A           Class B          Class E
  ------------------------------------------------------------- ----------------- ---------------- -----------------
  ------------------------------------------------------------- ----------------- ---------------- -----------------
  Management Fees*                                                   0.33%             0.33%            0.33%
  ------------------------------------------------------------- ----------------- ---------------- -----------------
  ------------------------------------------------------------- ----------------- ---------------- -----------------
  Distribution and/or Service (12b-1) Fees                            None             0.25%            0.15%
  ------------------------------------------------------------- ----------------- ---------------- -----------------
  ------------------------------------------------------------- ----------------- ---------------- -----------------
  Other Expenses                                                     0.09%             0.08%            0.09%
  ------------------------------------------------------------- ----------------- ---------------- -----------------
  ------------------------------------------------------------- ----------------- ---------------- -----------------
  Acquired Fund Fees and Expenses (Indirect
     Expenses of Underlying ETFs and
     Other Investment Companies)**                                   0.22%             0.22%            0.22%
  ------------------------------------------------------------- ----------------- ---------------- -----------------
  ------------------------------------------------------------- ----------------- ---------------- -----------------
  Total Annual Portfolio Operating Expenses
     and Acquired Fund Fees and Expenses***                          0.64%             0.88%            0.79%
  ------------------------------------------------------------- ----------------- ---------------- -----------------


* Beginning September 2, 2008, the Manager has agreed to contractually waive a portion of its management fee through April 30, 2009. Including the contractual fee waiver, the current management fee is 0.30%.

** As an investor in an ETF or other investment company, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying ETF or other investment company. The estimated expenses of the Underlying ETFs and other investment companies are based upon the weighted average of the total operating expenses of the Underlying ETFs or other investment companies for the most recent fiscal-year end according to such Underlying ETFs' and other investment companies' allocation targets in place as of September 2, 2008.

*** The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total direct Annual Portfolio Operating Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 0.55%, 0.80% and 0.70%, respectively, for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager under the Expense Limitation Agreement may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Investors may be able to realize lower aggregate expenses by investing directly in the retail Underlying ETFs instead of the Portfolio, however, the Underlying ETFs are not available as investment options under the Contracts and you would not have the potential to benefit from the allocation services of the Adviser.

                                     * * *

         Effective as of the Transition Date, the "Example of Portfolio Expenses" in the Investment Summary for Cyclical Growth ETF Portfolio is replaced in its entirety with the following:


Example of Portfolio Expenses

               ------------------------- ------------------------- ------------------------- ------------------------
                                                 Class A                   Class B                   Class E
               ------------------------- ------------------------- ------------------------- ------------------------
               ------------------------- ------------------------- ------------------------- ------------------------
                       1 Year                     $66                       $90                       $81
               ------------------------- ------------------------- ------------------------- ------------------------
               ------------------------- ------------------------- ------------------------- ------------------------
                       3 Years                     $205                      $282                     $253
               ------------------------- ------------------------- ------------------------- ------------------------
               ------------------------- ------------------------- ------------------------- ------------------------
                       5 Years                     $358                      $490                     $440
               ------------------------- ------------------------- ------------------------- ------------------------
               ------------------------- ------------------------- ------------------------- ------------------------
                       10 Years                    $800                     $1,088                    $981
               ------------------------- ------------------------- ------------------------- ------------------------

                                                                 * * *

         Effective as of the Transition Date, the management fee table in the "Management--The Manager" section is replaced in its entirety with the following:


------------------------------------------------------- ----------------------------------------------------------------------
Portfolio                                               Management Fee
------------------------------------------------------- ----------------------------------------------------------------------
------------------------------------------------------- ----------------------------------------------------------------------
SSgA Growth and Income ETF Portfolio                    0.33% of first $500 million of such assets plus 0.30% of such assets over $500 million
------------------------------------------------------- ----------------------------------------------------------------------
------------------------------------------------------- ----------------------------------------------------------------------
SSgA Growth ETF Portfolio                               0.33% of first $500 million of such assets plus 0.30% of such assets over $500 million
------------------------------------------------------- ----------------------------------------------------------------------

                                                                 * * *

         Effective as of the Transition Date, the following disclosure is added to the end of the "Management--The Manager" section:

         The Manager has agreed to contractually waive a portion of the management fees paid by the Portfolios through April 30, 2009. With respect to each Portfolio, these waivers will reduce the management fee on the first $500 million of the Portfolio's average daily net assets from 0.33% to 0.30%.